Components of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Brokerage and securities related payables [Abstract]
Cash/margin payables	€ 55,475	€ 58,865
Payables from prime brokerage	15,495	25,042
Pending securities transactions past settlement date	2,228	2,562
Payables from unsettled regular way trades	17,510	20,274
Total brokerage and securities related payables	90,708	106,742
Accrued interest payable	2,486	2,623
Liabilities held for sale	1,242	16
Other	23,078	22,827
Total other liabilities	€ 117,513	€ 132,208